Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000168

February 14, 2013

001-14536

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PARTNERRE LTD., 5.875% Series F Non-Cumulative Redeemable Preferred Shares, $1.00 par value (Liquidation Preference $25.00 per share), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 14, 2013. Tentative listing date – February 19, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com